Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
2. Revenues
The Company’s primary source of revenue is chartering its vessels and offshore units to its customers. The Company utilizes three primary forms of contracts, consisting of time charter contracts, voyage charter contracts and contracts for FPSO units. The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investments as well as providing corporate management services to such entities.

Time Charters
Pursuant to a time charter, the Company charters a vessel to a customer for a period of time, generally one year or more. The performance obligations within a time charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire.

Hire is typically invoiced monthly in advance for time charter contracts, based on a fixed daily hire amount. However, certain sources of variability exist. Those include penalties, such as those that relate to periods the vessels are off-hire and where minimum speed and performance metrics are not met. In addition, certain time charters contracts contain provisions that allow the Company to be compensated for increases in the Company’s costs during the term of the charter. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or interest rates or in the form of cost reimbursements for vessel operating expenditures or dry-docking expenditures. Finally, in a small number of charters, the Company may earn profit share consideration, which occurs when actual spot tanker rates earned by the vessel exceed certain thresholds for a period of time. The Company does not engage in any specific tactics to minimize vessel residual value risk.
Voyage Charters
Voyage charters are charters for a specific voyage that are usually priced on a current or "spot" market rate. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Company’s voyage charters will normally contain a lease; however, judgment is necessary to determine whether this is the case based upon the decision-making rights the charterer has under the contract. Consideration for such contracts is fixed or variable, depending on certain conditions. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. As such, accrued revenue at the end of a period will be invoiced and paid in the subsequent period. The amount of accrued revenue at any point in time will depend on the percent completed of each voyage in progress as well as the freight rate agreed for those specific voyages. The Company does not engage in any specific tactics to minimize vessel residual value risk due to the short-term nature of the contracts.

FPSO Contracts
Pursuant to an FPSO contract, the Company charters an FPSO unit to a customer for a period of time, generally more than one year. The performance obligations within an FPSO contract, which include the lease of the FPSO unit to the charterer as well as the operation of the FPSO unit, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. Hire is typically invoiced monthly in arrears, based on a fixed daily hire amount. In certain FPSO contracts, the Company is entitled to a lump sum amount due upon commencement of the contract and may also be entitled to termination fees if the contract is canceled early. While the fixed daily hire amount may be the same over the term of the FPSO contract, in some FPSO contracts, the fixed daily hire amount may increase or decrease over the duration of the FPSO contract. As a result of the Company accounting for compensation from such charters on a straight-line basis over the duration of the charter, FPSO contracts where revenue is recognized before the Company is entitled to such amounts under the FPSO contracts will result in the Company recognizing a contract asset and FPSO contracts where revenue is recognized after the Company is entitled to such amounts under the FPSO contracts will result in the Company recognizing deferred revenue.

Certain sources of consideration variability exist within FPSO contracts. Those include penalties, such as those that relate to periods where production on the FPSO unit is interrupted. In addition, certain FPSO contracts may contain provisions that allow the Company to be compensated for increases in the Company’s costs to operate the unit during the term of the contract. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or in the form of cost reimbursements for vessel operating expenditures incurred. Finally, the Company may earn additional compensation from monthly production tariffs, which are based on the volume of oil produced, the price of oil, as well as other monthly or annual operational performance measures. Variable consideration of the Company's contracts is typically recognized as incurred as either such revenue is allocated and accounted for under lease accounting requirements or alternatively such consideration is allocated to distinct periods under a contract during which such variable consideration was incurred. Since June 2020, the Company no longer earns variable or tariff revenues from its FPSO contracts.

The Company does not engage in any specific tactics to minimize residual value risk. Given the uncertainty involved in oil field production estimates and the result impact on oil field life, FPSO contracts typically will include extension options or options to terminate early.

Management Fees and Other
The Company also generates revenue from the management and operation of vessels owned by third parties as well as providing corporate management services to certain entities. Such services may include the arrangement of third-party goods and services for the vessel’s owner. The performance obligations within these contracts will typically consist of crewing, technical management, insurance and potentially commercial management. The performance obligations are satisfied concurrently and consecutively rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of performance. Consideration for such contracts will generally consist of a fixed monthly management fee, plus the reimbursement of crewing costs for vessels being managed. Management fees are typically invoiced monthly.

Revenue Table
The following tables contain the Company’s total revenue, excluding revenue of the Teekay Gas Business (see Note 23), for the years ended December 31, 2021, 2020 and 2019, by contract type, by segment and by business line within segments.

	Year Ended December 31, 2021
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$
Time charters	46,159	—	2,220	48,379
Voyage charters	485,896	—	—	485,896
FPSO contracts	—	47,895	—	47,895
Management fees and other	10,312	—	90,026	100,338
	542,367	47,895	92,246	682,508

	Year Ended December 31, 2020
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$
Time charters	127,598	—	17,152	144,750
Voyage charters	741,804	—	—	741,804
FPSO contracts	—	108,952	—	108,952
Management fees and other	17,032	—	133,717	150,749
	886,434	108,952	150,869	1,146,255

	Year Ended December 31, 2019
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$
Time charters	17,495	—	22,066	39,561
Voyage charters	881,603	—	—	881,603
FPSO contracts	—	210,816	—	210,816
Management fees and other	42,840	—	100,225	143,065
	941,938	210,816	122,291	1,275,045

The following table contains the Company's total revenue, excluding revenue of the Teekay Gas Business (see Note 23), by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	551,715	945,713	1,037,778
Interest income on lease receivables	293	874	—
Variable lease payments – cost reimbursements (1)	30,162	43,701	45,389
Variable lease payments – other (2)	—	5,218	48,813
	582,170	995,506	1,131,980
Non-lease revenue
Management fees and other income	100,338	150,749	143,065
Total	682,508	1,146,255	1,275,045
(1)Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.
(2)Compensation from time charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil, and other monthly or annual operational performance measures.

Operating Leases
As at December 31, 2021, the minimum scheduled future rentals to be received by the Company in the next year for the lease and non-lease elements related to time charters that were accounted for as operating leases, excluding revenue of the Teekay Gas Business (see Note 23), were approximately $24.0 million (2022).

Minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after December 31, 2021, revenue from unexercised option periods of contracts that existed on December 31, 2021, revenue from vessels in the Company’s equity-accounted investments, or variable or contingent revenues. In addition, minimum scheduled future operating lease revenues presented in this paragraph have been reduced by estimated off-hire time for any periodic maintenance and do not reflect the impact of revenue sharing agreements whereby time-charter revenues are shared with other revenue sharing agreement participants. The amounts may vary given unscheduled future events such as vessel maintenance.

The net carrying amount of the vessels employed on time charter contracts and FPSO contracts that have been accounted for as operating leases, excluding such amounts of the Teekay Gas Business (see Note 23), at December 31, 2021, was $61.7 million (2020 – $344.4 million, 2019 – $269.8 million). At December 31, 2021, the cost and accumulated depreciation of such vessels were $74.3 million (2020 – $464.8 million, 2019 – $320.3 million) and $12.6 million (2020 – $120.4 million, 2019 – $50.5 million), respectively.
Net Investment in Sales-Type Lease
On March 27, 2020, the Company entered into a bareboat charter with Britoil Limited (or BP), a subsidiary of BP p.l.c., for the Petrojarl Foinaven FPSO for a period up to December 2030. BP may cancel the charter on six-months' notice. Under the terms of this charter, Teekay received a cash payment of approximately $67 million in April 2020 and will receive a nominal per day rate over the life of the contract and a fixed lump sum payment at the end of the contract period. The charter was classified and accounted for as a sales-type lease. Consequently, as at March 31, 2020, the Company recognized a net investment in sales-type lease of $81.9 million and an asset retirement obligation of $6.1 million, derecognized the carrying value of the Petrojarl Foinaven FPSO and related customer contract, and recognized a gain of $44.9 million in the three months ended March 31, 2020, which is reflected in gain on commencement of sales-type leases on the Company's consolidated statements of (loss) income for the year ended December 31, 2020. As at December 31, 2021, the net investment in sales-type lease was $12.0 million, with the majority of the reduction relating to the cash payment of $67 million received in April 2020. In April 2021, BP announced its decision to suspend production from the Foinaven oil fields and permanently remove the Petrojarl Foinaven FPSO unit from the site. The Company expects the FPSO unit to be redelivered to Teekay Parent in the third quarter of 2022, at which point the Company intends to green-recycle the FPSO unit. Upon redelivery of the FPSO unit, the Company will receive a fixed lump sum payment of $11.6 million from BP which the Company expects will cover the majority of the cost of green-recycling the FPSO unit.

The following table lists the components of the net investment in the Company's sales-type lease:

	December 31, 2021	December 31, 2020
	$	$
Total minimum lease payments to be received	11,824	13,158
Estimated unguaranteed residual value of leased property	2,385	8,000
Less unearned revenue	—	(5,686)
Total net investment in sales-type lease	14,209	15,472
Less credit loss provision	(2,200)	(901)
Total net investment in sales-type lease, net	12,009	14,571
Less current portion	(12,009)	(857)
Net investment in sales-type lease, net - non-current	—	13,714
Contract Liabilities

The Company enters into certain customer contracts that result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at December 31, 2021 and December 31, 2020, there were contract liabilities of $0.9 million and $4.2 million, respectively, excluding such amounts of the Teekay Gas Business (see Note 23). During the years ended December 31, 2021 and December 31, 2020, the Company recognized $4.2 million and $7.5 million, respectively, of revenue that was included in the contract liability balance at the beginning of the respective periods, excluding such amounts of the Teekay Gas Business (see Note 23).